Information about Geographic Areas - Additional Information (Detail) - Foreign Countries [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Net carrying value of long lived assets	$ 2,387	$ 3,571
External Customers [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	$ 35,146	$ 33,424	$ 32,669